Stock Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 10 - Stock Based Compensation

The equity incentive plan of the Company was established in February of 2017. The Board of Directors of the Company may from time to time, in its discretion grant to directors, officers, consultants and employees of the Company, non-transferable options to purchase common shares, provided that the number of options issued do not exceed 10,000,000. The options are exercisable for a period of up to 10 years from the date of the grant.  The number of options to purchase common shares was increased from 5,000,000 to 10,000,000 through a consent of stockholders to amend and restate the equity incentive plan.

The following table reflects the continuity of stock options for the nine months ended March 31, 2019:

A summary of stock option activity is as follows:

March 31, 2019

Number of options outstanding:
Beginning of year	4,145,735
Granted	1,698,239
Exercised, converted	(267,847)
Forfeited / exchanged / modification	(138,535)

End of period	5,437,592

Number of options exercisable at end of period	763,453
Number of options available for grant at end of period	4,562,408

Weighted average option prices per share:
Granted during the period	$0.66
Exercised during the period	$0.25
Terminated during the period	$1.19
Outstanding at end of period	$0.25
Exercisable at end of period	$0.25

The average fair value of stock options granted was estimated to be $0.61 per share for the period ended March 31, 2019. This estimate was made using the Black-Scholes option pricing model and the following weighted average assumptions:

2019

Expected option life (years)	3 - 5
Expected stock price volatility	147%-170%
Expected dividend yield	—%
Risk-free interest rate	2.35-3.01%

Stock-based compensation expense attributable to stock options was approximately $1,768,876 for the nine-month period ended March 31, 2019. As of March 31, 2019, there was approximately $4,050,975 of unrecognized compensation expense related to unvested stock options outstanding, and the weighted average vesting period for those options was 3 years.

The equity incentive plan of the Company was established in February of 2017. The Board of Directors of the Company may from time to time, in its discretion grant to directors, officers, consultants and employees of the Company, non-transferable options to purchase common shares, provided that the number of options issued do not exceed 5,000,000. The options are exercisable for a period of up to 10 years from the date of the grant.

The following table reflects the continuity of stock options for the year ended June 30, 2018 (none for the six months ended June 30, 2017):

A summary of stock option activity is as follows:

June 30, 2018

Number of options outstanding:
Beginning of year	-
Granted	4,398,935
Exercised, converted	(54,000)
Forfeited / exchanged / modification	(199,200)

End of period	4,145,735

Number of options exercisable at end of period	1,181,435
Number of options available for grant at end of period	764,565

Weighted average option prices per share:
Granted during the period	$0.25
Exercised during the period	$0.25
Terminated during the period	$0.25
Outstanding at end of period	$0.25
Exercisable at end of period	$0.25

The average fair value of stock options granted was estimated to be $1.50 per share for the year ended June 30, 2018. This estimate was made using the Black-Scholes option pricing model and the following weighted average assumptions:

2018

Expected option life (years)	2.5 - 3
Expected stock price volatility	144%
Expected dividend yield	— %
Risk-free interest rate	2.31% - 2.78%

Stock-based compensation expense attributable to stock options was approximately $810,962 for the year ended June 30, 2018. As of June 30, 2018, there was approximately $4,948,460 of unrecognized compensation expense related to unvested stock options outstanding, and the weighted average vesting period for those options was 3 years.

There was no stock based compensation recorded during the six months ended June 30, 2017 and for the year ended December 31, 2016.